As filed with the Securities and Exchange Commission on March 7, 2011

Securities Act File No. 333-170736

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

Exact Name of Registrant as Specified in Charter:

55 Water Street New York, New York 10041

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

1-877-721-1926

Area Code and Telephone Number:

Robert I. Frenkel

Name and Address of Agent for Service:

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Number and Street) (City) (State) (Zip Code)

With a Copy to:

Benjamin Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street NW

Washington, DC 20006

Title of Securities Being Registered:

Class A, Class B, Class C and Class I shares of Legg Mason ClearBridge Mid Cap Core Fund

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

Part A—Proxy Statement/Prospectus is incorporated by reference to the filing made by the Registrant pursuant to Rule 485(b) on January 5, 2011 (Accession No. 0001193125-11-002097), as supplemented by the filing made by the Registrant pursuant to Rule 497 on January 7, 2011 (Accession No. 0001193125-11-003727).

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason ClearBridge Mid Cap Core Fund

STATEMENT OF ADDITIONAL INFORMATION

March 7, 2011

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
Legg Mason ClearBridge Capital Fund	Legg Mason ClearBridge Mid Cap Core Fund

55 Water Street	55 Water Street
New York, New York 10041 1-877-721-1926	New York, New York 10041 1-877-721-1926

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated January 5, 2011, as supplemented on January 7, 2011, relating specifically to the proposed transfer of all of the assets of Legg Mason ClearBridge Capital Fund (the “Target Fund”), a series of Legg Mason Partners Equity Trust, in exchange for the assumption of all of the Target Fund’s liabilities by, and for shares of, Legg Mason ClearBridge Mid Cap Core Fund (the “Acquiring Fund”), also a series of Legg Mason Partners Equity Trust, having an aggregate value equal to those of the Target Fund. To obtain a copy of the Proxy Statement/Prospectus, please write to the Acquiring Fund at the address set forth above or call 1-877-721-1926. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

TABLE OF CONTENTS

1. General Information	S-2
2. Financial Statements and Other Incorporated Documents	S-2
2. Pro Forma Financial Information	S-2

GENERAL INFORMATION

A Special Meeting of Shareholders of the Target Fund to consider the Reorganization will be held at the offices of Legg Mason Partners Fund Advisor, LLC, 620 Eighth Avenue, New York, New York 10018, on April 13, 2011, at 10:00 a.m., Eastern time. For further information about the Reorganization, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Proxy Statement/Prospectus dated January 5, 2011, as supplemented on January 7, 2011, consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

The Statement of Additional Information of the Acquiring Fund:

Fund	Date and Filing Date	Accession Number
Legg Mason ClearBridge Mid Cap Core Fund	February 28, 2011 February 24, 2011	0001193125- 11-045503

The Statement of Additional Information of the Target Fund:

Fund	Date and Filing Date	Accession Number
Legg Mason ClearBridge Capital Fund	February 28, 2011 February 24, 2011	0001193125- 11-045457

The financial statements of the Acquiring Fund and related independent registered public accounting firm’s report as included in the Fund’s Annual Report filed for the year ended October 31, 2010:

Fund	Year Ended/Filing Date	Accession Number
Legg Mason ClearBridge Mid Cap Core Fund	October 31, 2010/ December 22, 2010	0001193125- 10-286205

The financial statements of the Target Fund and related independent registered public accounting firm’s report as included in the Fund’s Annual Report filed for the year ended October 31, 2010:

Fund	Year Ended/Filing Date	Accession Number
Legg Mason ClearBridge Capital Fund	October 31, 2010/ December 22, 2010	0001193125- 10-286253

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information provided herein should be read in conjunction with the annual report to shareholders, for the year ended October 31, 2010, for each of the Legg Mason ClearBridge Capital Fund (the “Target Fund”) and the Legg Mason ClearBridge Mid Cap Core Fund (the “Acquiring Fund”).

On November 3-4, 2010, the Board of Directors of Legg Mason Partners Equity Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) whereby the Acquiring Fund will acquire all the assets of, and assume all the liabilities of, the Target Fund and the Target Fund will receive shares of Acquiring Fund, to be distributed to the shareholders of the Target Fund in redemption of all of the outstanding shares of the Target Fund, and thereafter terminate as a series of the Trust (the “Reorganization”).

The unaudited pro forma information set forth below for the year ended October 31, 2010 is intended to present ratios and supplemental data as if the acquisition of the Target Fund by the Acquiring Fund had been consummated at November 1, 2009.

Legg Mason Partners Fund Advisor, LLC (the “manager”) is the investment manager of each of the Target Fund and the Acquiring Fund. ClearBridge Advisors, LLC (“ClearBridge” or the “subadviser”) is an investment subadviser of each of the Target Fund and the Acquiring Fund pursuant to separate contracts between ClearBridge and the manager with respect to each fund.

The Target Fund pays a monthly management fee to the manager calculated at an annual rate that decreases as assets increase, as follows: 1.00% of assets up to and including $100 million; 0.75% of assets over $100 million and up to and including $200 million; 0.625% of assets over $200 million and up to and including $400 million; and 0.50% of assets over $400 million. The Acquiring Fund pays a monthly management fee to the manager calculated at an annual rate of 0.75% of the fund’s average daily net assets. The manager pays the subadviser 70% of the net management fee that it receives from each fund.

The Target Fund and Acquiring Fund have the same distributor, transfer agent and custodian as one another. Each of these service providers has entered into an agreement with the Target Fund and the Acquiring Fund, which governs the provisions of services to such funds. Such agreements have the same terms with respect to each fund.

As of October 31, 2010, the net assets of: (i) the Target Fund were approximately $390,892,060 and (ii) the Acquiring Fund were approximately $709,276,074. The net assets of the combined fund as of October 31, 2010 would have been approximately $1,100,168,134.

On a pro forma basis for the year ended October 31, 2010, the proposed Reorganization would have resulted in the following approximate increases/(decreases) to expenses charged:

Investment management fee	$44,754
Registration fees	$(68,689)
Legal fees	$(47,640)
Audit and tax	$(37,150)
Shareholder reports	$(13,285)
Other expenses	$(4,961)

Fee waivers and/or expenses reimbursed increased by approximately $1,243,465 for the year ended October 31, 2010 on a pro forma basis, as a result of the proposed Reorganization.

The Acquiring Fund will be the surviving fund for accounting purposes.

No significant accounting policies (including valuation of portfolio securities) will change as a result of the proposed Reorganization. It is anticipated that holdings representing approximately 40% of the investment portfolio of the Target Fund (measured as of October 31, 2010) will be sold subsequent to the Reorganization. The Acquiring Fund will pay any transaction costs associated with disposing of such portfolio securities of the Target Fund that would not be compatible with the investment policies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. The transaction costs associated with repositioning the portfolio are estimated to be approximately $180,000. The estimated loss, including trading costs, would be $11,660,385 on a U.S. GAAP basis. The estimated per share capital loss would be $0.20.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.      No gain or loss is recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in termination of the Target Fund.

2. No gain or loss is recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.

3. The historical cost of investment securities generally is carried forward to the Acquiring Fund.

The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

At October 31, 2010, the Target Fund had a capital loss carryover of approximately $212,421,223, of which $17,556,418 expires on October 31, 2015, $111,724,051 expires on October 31, 2016 and $83,140,754 expires on October 31, 2017. At October 31, 2010, the Acquiring Fund had a capital loss carryover of approximately $50,046,502, which expires in October 31, 2017.

The Reorganization would impact the use of the Target Fund’s capital loss carryovers, all of which at the current time are subject to the eight taxable year expiration referred to above, in the following manner: (1) the expiration date of the carryovers would move up one year; for example, the carryovers due to expire on October 31, 2015 would expire on October 31, 2014; (2) the carryovers would benefit the shareholders of the combined Fund, rather than only the shareholders of the Target Fund; (3) the amount of the carryovers that could be utilized in any taxable year would equal the long-term tax-exempt rate at such time, multiplied by the aggregate net asset value of the Target Fund at the time of the Reorganization (approximately $14,350,000 per year based on data as of October 31, 2010), this yearly limitation will be increased by any capital gains realized after the Reorganization on securities held by the Target Fund that had unrealized appreciation at the time of the Reorganization; and (4) any gains recognized after the Reorganization that are attributable to appreciation in the Target Fund’s portfolio at the time of the Reorganization would not be able to be offset by the capital loss carryover of the Acquiring Fund.

The combination of the above referenced limitations on the use of loss carryovers may result in a significant portion (from $96,200,000 to $132,400,000 based on data as of October 31, 2010) of the Target Fund’s loss carryovers expiring unused. It should be noted that there would be no assurances that the Target Fund would be able to use such losses in the absence of the Reorganization and that the Target Fund shareholders would benefit by having use of the Acquiring Fund’s capital loss carryovers.

The Reorganization would impact the use of the Acquiring Fund’s capital loss carryovers in the following manner: (1) by benefiting the shareholders of the combined Fund, rather than only the shareholders of the Acquiring Fund; and (2) any gains recognized after the Reorganization that are attributable to appreciation in the Acquiring Fund’s portfolio at the time of the Reorganization cannot be utilized against any capital loss carryovers or losses recognized after the Reorganization that are attributable to depreciation in the Target Fund’s portfolio at the time of the Reorganization.

The capital loss carryovers and limitations described above may change significantly between now and the Closing Date, expected to be approximately April 21, 2011. Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryovers may result in some portion of the loss carryovers of either or both of the Funds expiring unused.

The Target Fund will not pay any of the reorganization costs expected to be incurred in connection with entering into and carrying out the provisions of the Reorganization Agreement whether or not the Reorganization is consummated. The manager will pay 50% of the Acquiring Fund’s reorganization costs whether or not the Reorganization is consummated.

PART C: OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The response to this item is incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-1A to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission (“SEC”) on December 6, 1991 (“Pre-Effective Amendment No. 1”).

The directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Reference is hereby made to (a) paragraph 9 of the Distribution Agreement between the Registrant and LMIS, incorporated by reference herein.

ITEM 16.	EXHIBITS

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the SEC on October 21, 1991 (File Nos. 33-43446 and 811-06444).

(1)	(a)	The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post- Effective Amendment No. 70 as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 70”).

	(b)	Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

	(c)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 as filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

	(d)	Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

	(e)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post- Effective Amendment No. 76 as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

	(f)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 as filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

	(g)	Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

	(h)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109 as filed with the SEC on June 3, 2008 (“Post-Effective Amendment No. 109”).

	(i)	Amended and Restated Designation of Classes effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109.

	(j)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110 as filed with the SEC on June 6, 2008 (“Post-Effective Amendment No. 110”).

	(k)	Amended and Restated Designation of Classes effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110.

	(l)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the SEC on January 28, 2009 (“Post-Effective Amendment No. 133”).

	(m)	Amended and Restated Designation of Classes effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133.

	(n)	Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 137”).

(o)	Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to
Post-Effective Amendment No. 146 as filed with the SEC on June 25, 2009 (“Post-Effective Amendment No. 146”).

	(p)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the SEC on November 6, 2009 (“Post-Effective Amendment No. 150”).

	(q)	Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150.

	(r)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159 as filed with the SEC on February 16, 2010 (“Post-Effective Amendment No. 159”).

	(s)	Amended and Restated Designation of Classes effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

	(t)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162 as filed with the SEC on March 15, 2010 (“Post-Effective Amendment No. 162”).

	(u)	Amended and Restated Designation of Classes effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

	(v)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171 as filed with the SEC on June 4, 2010 (“Post-Effective Amendment No. 171”).

	(w)	Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171.

	(x)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172 as filed with the SEC on June 16, 2010 (“Post-Effective Amendment No. 172”).

	(y)	Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172.

	(z)	Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173 as filed with the SEC on July 28, 2010 (“Post-Effective Amendment No. 173”).

	(aa)	Amended and Restated Designation of Classes effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173.

	(ab)	Amended and Restated Designation of Classes is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-170728) as filed with the SEC on November 19, 2010.

(2)	The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 70.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement on Form N-14.

(5)	Not Applicable.

(6)	(a)	Form of Management Agreement between the Registrant, on behalf of Legg Mason ClearBridge Mid Cap Core Fund (formerly known as Legg Mason Partners Mid Cap Core Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78 as filed with the SEC on December 14, 2007 (“Post-Effective Amendment No. 78”).

	(b)	Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to Legg Mason ClearBridge Mid Cap Core Fund (formerly known as Legg Mason Partners Mid Cap Core Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(7)	(a)	Form of Distribution Agreement with Citigroup Global Markets Inc. (“CGMI”) is incorporated herein by reference to Post-Effective Amendment No. 30 as filed with the SEC on August 16, 2000 (“Post-Effective Amendment No. 30”).

	(b)	Form of Distribution Agreement with PFS Distributors, Inc. is incorporated herein by reference to Post- Effective Amendment No. 30.

	(c)	Form of Amendment to the Distribution Agreement with CGMI dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56 as filed with the SEC on January 27, 2006 (“Post- Effective Amendment No. 56”).

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	(d)	Form of Amendment of Distribution Agreement and Assumption of Duties and Responsibilities, among the Registrant, PFS Distributors, Inc. and PFS Investments, Inc. (“PFS”), dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56.

	(e)	Letter Agreement amending the Distribution Agreements with CGMI dated April 10, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

	(f)	Letter Agreement amending the Distribution Agreements with PFS dated April 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

	(g)	Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 128 as filed with the SEC on December 15, 2008.

(8)	(a)	Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 as filed with the SEC on December 5, 2006 (“Post- Effective Amendment No. 60”).

	(b)	Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

	(c)	Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

	(d)	Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

	(e)	Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(9)	(a)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

	(b)	Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(10)	(a)	Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74 as filed with the SEC on November 1, 2007.

	(b)	Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 as filed with the SEC on January 29, 2008.

	(c)	Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 as filed with the SEC on February 15, 2008.

	(d)	Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of August 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 119 as filed with the SEC on August 28, 2008.

	(e)	Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137.

	(f)	Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146.

	(g)	Amended Shareholder Services and Distribution Plan dated as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

	(h)	Amended Shareholder Services and Distribution Plan dated as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

	(i)	Amended Shareholder Services and Distribution Plan dated as of August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 177 as filed with the SEC on August 31, 2010.

	(j)	Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 76.

(11)		Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-170736) as filed on November 19, 2010.

(12)		Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-170736) as filed on November 19, 2010.

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(13)		Not Applicable.

(14)		Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)		Not Applicable.

(16)		Powers of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-170736) as filed on November 19, 2010.

(17)	(a)	Form of Proxy Card is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-170736) as filed on November 19, 2010.

	(b)	Statement of Additional Information of Legg Mason ClearBridge Mid Cap Core Fund and Statement of Additional Information of Legg Mason ClearBridge Capital Fund, each dated February 26, 2010, are incorporated herein by reference to Post-Effective Amendment No. 161 as filed with the SEC on February 23, 2010.

	(c)	Prospectus and Supplements of Legg Mason ClearBridge Capital Fund dated February 26, 2010 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-170736) as filed on November 19, 2010.

	(d)	Audited Financials of the Annual Report of Legg Mason ClearBridge Mid Cap Core Fund for the year ended October 31, 2010 is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-170736) as filed on January 5, 2011.

	(e)	Audited Financials of the Annual Report of Legg Mason ClearBridge Capital Fund for the year ended October 31, 2010 is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-170736) as filed on January 5, 2011.

	(f)	Transfer Agency and Services Agreement, dated January 1, 2006, between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY”) (formerly PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 56.

	(g)	Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and BNY is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the SEC on July 29, 2009.

	(h)	Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 141 as filed with the SEC on April 9, 2009.

	(i)	Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

	(j)	License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

	(k)	Letter Agreement amending the Transfer Agency and Services Agreement with BNY, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

	(l)	Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

	(m)	Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA, LMIS and LMGAA) is incorporated herein by reference to Post-Effective Amendment No. 120 as filed with the SEC on August 28, 2008.

	(n)	Code of Ethics of LMIE is incorporated herein by reference to Post-Effective Amendment No. 61.

	(o)	Code of Ethics of LMIC is incorporated herein by reference to Post-Effective Amendment No. 62 as filed with the SEC on January 10, 2007.

	(p)	Code of Ethics of LMCM is incorporated herein by reference to Post-Effective Amendment No. 73 as filed with the SEC on August 27, 2007.

	(q)	Code of Ethics of GCIM is incorporated herein by reference to Post-Effective Amendment No. 111 as filed with the SEC on July 3, 2008.

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ITEM 17.	UNDERTAKINGS

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Willkie Farr & Gallagher LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 7th day of March, 2011.

LEGG MASON PARTNERS EQUITY TRUST,
on behalf of Legg Mason ClearBridge Mid Cap Core Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken R. Jay Gerken	President, Chief Executive Officer and Trustee (Principal Executive Officer)	March 7, 2011

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer (Principal Financial and Accounting Officer)	March 7, 2011

Paul R. Ades* Paul R. Ades	Trustee

Andrew L. Breech* Andrew L. Breech	Trustee

Dwight B. Crane* Dwight B. Crane	Trustee

Frank G. Hubbard* Frank G. Hubbard	Trustee

Howard J. Johnson* Howard J. Johnson	Trustee

David E. Maryatt* David E. Maryatt	Trustee

Jerome H. Miller* Jerome H. Miller	Trustee

Ken Miller* Ken Miller	Trustee

John J. Murphy* John J. Murphy	Trustee

Thomas F. Schlafly* Thomas F. Schlafly	Trustee

Jerry A. Viscione * Jerry A. Viscione	Trustee

*By:	/s/ R. Jay Gerken
R. Jay Gerken, as Agent

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

(14)	Consent of Independent Registered Public Accounting Firm.